Commitments and Contingencies-Schedule of Cash Flow and Noncash Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Lease, Cost [Abstract]
Operating cash flows paid for operating leases	$ 302,625	$ 194,408	$ 461,919	$ 255,380
Right-of-use assets obtained in exchange for operating lease obligations			859,310	486,673
Total rent (lease) expense	$ 305,652	$ 181,958	$ 446,379	$ 419,928
Weighted-average remaining lease term (in years)	8 months 1 day	1 year 2 months 1 day	1 year 2 months 1 day	8 months 1 day
Weighted-average discount rate	9.25%	9.25%	9.25%	8.25%